Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000271627 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI Treasury Duration Rotation ETF
Class Name	Invesco MSCI Treasury Duration Rotation ETF
Trading Symbol	TROT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI Treasury Duration Rotation ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Treasury Duration Rotation ETF	$0	0.15%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.15%	[2]
Net Assets	$ 1,001,946
Holdings Count | Holding	85
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,001,946
Total number of portfolio holdings	85
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 0.88%, 11/15/2030	1.77%
U.S. Treasury Notes, 1.13%, 02/15/2031	1.60%
U.S. Treasury Notes, 3.50%, 11/15/2028	1.60%
U.S. Treasury Notes, 1.63%, 08/15/2029	1.60%
U.S. Treasury Notes, 4.00%, 02/28/2030	1.53%
U.S. Treasury Notes, 0.63%, 05/15/2030	1.51%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.51%
U.S. Treasury Notes, 3.88%, 05/31/2027	1.50%
U.S. Treasury Notes, 3.75%, 06/30/2027	1.50%
U.S. Treasury Notes, 3.63%, 08/31/2027	1.50%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 0.88%, 11/15/2030	1.77%
U.S. Treasury Notes, 1.13%, 02/15/2031	1.60%
U.S. Treasury Notes, 3.50%, 11/15/2028	1.60%
U.S. Treasury Notes, 1.63%, 08/15/2029	1.60%
U.S. Treasury Notes, 4.00%, 02/28/2030	1.53%
U.S. Treasury Notes, 0.63%, 05/15/2030	1.51%
U.S. Treasury Notes, 3.63%, 08/15/2028	1.51%
U.S. Treasury Notes, 3.88%, 05/31/2027	1.50%
U.S. Treasury Notes, 3.75%, 06/30/2027	1.50%
U.S. Treasury Notes, 3.63%, 08/31/2027	1.50%
* Excluding money market fund holdings, if any.

C000255241 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco QQQ Low Volatility ETF
Class Name	Invesco QQQ Low Volatility ETF
Trading Symbol	QQLV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[3]
Net Assets	$ 4,305,923
Holdings Count | Holding	25
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$4,305,923
Total number of portfolio holdings	25
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Linde PLC	5.99%
Coca-Cola Europacific Partners PLC	5.11%
American Electric Power Co., Inc.	5.11%
Exelon Corp.	5.04%
Costco Wholesale Corp.	4.72%
CSX Corp.	4.63%
Xcel Energy, Inc.	4.61%
PepsiCo, Inc.	4.59%
Honeywell International, Inc.	4.59%
Monster Beverage Corp.	4.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Linde PLC	5.99%
Coca-Cola Europacific Partners PLC	5.11%
American Electric Power Co., Inc.	5.11%
Exelon Corp.	5.04%
Costco Wholesale Corp.	4.72%
CSX Corp.	4.63%
Xcel Energy, Inc.	4.61%
PepsiCo, Inc.	4.59%
Honeywell International, Inc.	4.59%
Monster Beverage Corp.	4.44%
* Excluding money market fund holdings, if any.

C000246583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Class Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Trading Symbol	QOWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Free Cash Flow Achievers ETF	$19	0.39%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[4]
Net Assets	$ 13,433,340
Holdings Count | Holding	53
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,433,340
Total number of portfolio holdings	53
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.66%
Meta Platforms, Inc., Class A	7.03%
Broadcom, Inc.	6.23%
Mastercard, Inc., Class A	4.45%
KLA Corp.	4.00%
Thermo Fisher Scientific, Inc.	3.11%
Salesforce, Inc.	2.96%
Cintas Corp.	2.54%
Warner Bros. Discovery, Inc.	2.53%
Old Dominion Freight Line, Inc.	2.45%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.66%
Meta Platforms, Inc., Class A	7.03%
Broadcom, Inc.	6.23%
Mastercard, Inc., Class A	4.45%
KLA Corp.	4.00%
Thermo Fisher Scientific, Inc.	3.11%
Salesforce, Inc.	2.96%
Cintas Corp.	2.54%
Warner Bros. Discovery, Inc.	2.53%
Old Dominion Freight Line, Inc.	2.45%
* Excluding money market fund holdings, if any.

C000271626 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco U.S. Hybrid Bond ETF
Class Name	Invesco U.S. Hybrid Bond ETF
Trading Symbol	HBRD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco U.S. Hybrid Bond ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Hybrid Bond ETF	$0	0.40%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.40%	[6]
Net Assets	$ 14,930,555
Holdings Count | Holding	167
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$14,930,555
Total number of portfolio holdings	167
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 7.00%, 03/10/2055	1.69%
Meiji Yasuda Life Insurance Co., 6.10%, 06/11/2055	1.56%
Vodafone Group PLC, 7.00%, 04/04/2079	1.52%
Southern Co. (The), 6.38%, 03/15/2055	1.37%
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/2054	1.30%
Transcanada Trust, 5.30%, 03/15/2077	1.08%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056	1.08%
American Electric Power Co., Inc., Series D, 6.05%, 03/15/2056	1.08%
Dominion Energy, Inc., 6.00%, 02/15/2056	1.05%
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/2055	1.01%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp., 7.00%, 03/10/2055	1.69%
Meiji Yasuda Life Insurance Co., 6.10%, 06/11/2055	1.56%
Vodafone Group PLC, 7.00%, 04/04/2079	1.52%
Southern Co. (The), 6.38%, 03/15/2055	1.37%
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/2054	1.30%
Transcanada Trust, 5.30%, 03/15/2077	1.08%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056	1.08%
American Electric Power Co., Inc., Series D, 6.05%, 03/15/2056	1.08%
Dominion Energy, Inc., 6.00%, 02/15/2056	1.05%
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/2055	1.01%
* Excluding money market fund holdings, if any.

C000237581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Future Gen 200 ETF
Class Name	Invesco NASDAQ Future Gen 200 ETF
Trading Symbol	QQQS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Future Gen 200 ETF	$11	0.20%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[7]
Net Assets	$ 14,073,050
Holdings Count | Holding	205
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$14,073,050
Total number of portfolio holdings	205
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
AXT, Inc.	1.67%
Innovative Solutions and Support, Inc.	1.25%
Allogene Therapeutics, Inc.	0.90%
Neogen Corp.	0.88%
Shattuck Labs, Inc.	0.88%
Alector, Inc.	0.86%
Entegris, Inc.	0.81%
Vanda Pharmaceuticals, Inc.	0.78%
Viavi Solutions, Inc.	0.78%
IPG Photonics Corp.	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AXT, Inc.	1.67%
Innovative Solutions and Support, Inc.	1.25%
Allogene Therapeutics, Inc.	0.90%
Neogen Corp.	0.88%
Shattuck Labs, Inc.	0.88%
Alector, Inc.	0.86%
Entegris, Inc.	0.81%
Vanda Pharmaceuticals, Inc.	0.78%
Viavi Solutions, Inc.	0.78%
IPG Photonics Corp.	0.78%
* Excluding money market fund holdings, if any.

C000248728 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® GARP ETF
Class Name	Invesco S&P SmallCap 600® GARP ETF
Trading Symbol	GRPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600® GARP ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[8]
Net Assets	$ 2,838,391
Holdings Count | Holding	93
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,838,391
Total number of portfolio holdings	93
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
International Seaways, Inc.	2.50%
Powell Industries, Inc.	2.29%
Tidewater, Inc.	2.26%
Krystal Biotech, Inc.	1.87%
TransMedics Group, Inc.	1.78%
DXP Enterprises, Inc.	1.73%
AZZ, Inc.	1.70%
Cactus, Inc., Class A	1.70%
Cal-Maine Foods, Inc.	1.68%
Catalyst Pharmaceuticals, Inc.	1.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
International Seaways, Inc.	2.50%
Powell Industries, Inc.	2.29%
Tidewater, Inc.	2.26%
Krystal Biotech, Inc.	1.87%
TransMedics Group, Inc.	1.78%
DXP Enterprises, Inc.	1.73%
AZZ, Inc.	1.70%
Cactus, Inc., Class A	1.70%
Cal-Maine Foods, Inc.	1.68%
Catalyst Pharmaceuticals, Inc.	1.67%
* Excluding money market fund holdings, if any.

C000228755 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco PHLX Semiconductor ETF
Class Name	Invesco PHLX Semiconductor ETF
Trading Symbol	SOXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco PHLX Semiconductor ETF	$11	0.19%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%	[9]
Net Assets	$ 1,034,316,617
Holdings Count | Holding	33
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,034,316,617
Total number of portfolio holdings	33
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.38%
Broadcom, Inc.	6.86%
Advanced Micro Devices, Inc.	6.36%
Micron Technology, Inc.	6.03%
Lam Research Corp.	5.18%
Applied Materials, Inc.	5.10%
ASML Holding N.V., New York Shares	4.74%
Analog Devices, Inc.	4.64%
KLA Corp.	4.49%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.38%
Broadcom, Inc.	6.86%
Advanced Micro Devices, Inc.	6.36%
Micron Technology, Inc.	6.03%
Lam Research Corp.	5.18%
Applied Materials, Inc.	5.10%
ASML Holding N.V., New York Shares	4.74%
Analog Devices, Inc.	4.64%
KLA Corp.	4.49%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.44%
* Excluding money market fund holdings, if any.

C000106122 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Bank ETF
Class Name	Invesco KBW Bank ETF
Trading Symbol	KBWB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Bank ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[10]
Net Assets	$ 5,584,182,364
Holdings Count | Holding	27
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$5,584,182,364
Total number of portfolio holdings	27
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	7.95%
Morgan Stanley	7.49%
JPMorgan Chase & Co.	7.32%
Wells Fargo & Co.	7.25%
Bank of America Corp.	7.09%
Fifth Third Bancorp	5.94%
Huntington Bancshares, Inc.	4.61%
M&T Bank Corp.	4.36%
U.S. Bancorp	4.26%
PNC Financial Services Group, Inc. (The)	4.25%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	7.95%
Morgan Stanley	7.49%
JPMorgan Chase & Co.	7.32%
Wells Fargo & Co.	7.25%
Bank of America Corp.	7.09%
Fifth Third Bancorp	5.94%
Huntington Bancshares, Inc.	4.61%
M&T Bank Corp.	4.36%
U.S. Bancorp	4.26%
PNC Financial Services Group, Inc. (The)	4.25%
* Excluding money market fund holdings, if any.

C000096002 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Low Volatility ETF
Class Name	Invesco S&P 500® Low Volatility ETF
Trading Symbol	SPLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[11]
Net Assets	$ 8,281,775,629
Holdings Count | Holding	102
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$8,281,775,629
Total number of portfolio holdings	102
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Southern Co. (The)	1.31%
CenterPoint Energy, Inc.	1.30%
WEC Energy Group, Inc.	1.29%
Ameren Corp.	1.29%
Evergy, Inc.	1.28%
Atmos Energy Corp.	1.27%
Duke Energy Corp.	1.26%
DTE Energy Co.	1.26%
Pinnacle West Capital Corp.	1.26%
CMS Energy Corp.	1.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Southern Co. (The)	1.31%
CenterPoint Energy, Inc.	1.30%
WEC Energy Group, Inc.	1.29%
Ameren Corp.	1.29%
Evergy, Inc.	1.28%
Atmos Energy Corp.	1.27%
Duke Energy Corp.	1.26%
DTE Energy Co.	1.26%
Pinnacle West Capital Corp.	1.26%
CMS Energy Corp.	1.25%
* Excluding money market fund holdings, if any.

C000086473 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Financials ETF
Class Name	Invesco S&P SmallCap Financials ETF
Trading Symbol	PSCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Financials ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[12]
Net Assets	$ 23,643,647
Holdings Count | Holding	166
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$23,643,647
Total number of portfolio holdings	166
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	2.33%
Jackson Financial, Inc., Class A	1.91%
MarketAxess Holdings, Inc.	1.83%
Terreno Realty Corp.	1.76%
Essential Properties Realty Trust, Inc.	1.73%
Ryman Hospitality Properties, Inc.	1.60%
StoneX Group, Inc.	1.52%
Lincoln National Corp.	1.49%
Atlantic Union Bankshares Corp., Class B	1.36%
Macerich Co. (The)	1.35%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	2.33%
Jackson Financial, Inc., Class A	1.91%
MarketAxess Holdings, Inc.	1.83%
Terreno Realty Corp.	1.76%
Essential Properties Realty Trust, Inc.	1.73%
Ryman Hospitality Properties, Inc.	1.60%
StoneX Group, Inc.	1.52%
Lincoln National Corp.	1.49%
Atlantic Union Bankshares Corp., Class B	1.36%
Macerich Co. (The)	1.35%
* Excluding money market fund holdings, if any.

C000093358 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Premium Yield Equity REIT ETF
Class Name	Invesco KBW Premium Yield Equity REIT ETF
Trading Symbol	KBWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Premium Yield Equity REIT ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[13]
Net Assets	$ 268,738,802
Holdings Count | Holding	32
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$268,738,802
Total number of portfolio holdings	32
Portfolio turnover rate	47%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Innovative Industrial Properties, Inc.	6.50%
Community Healthcare Trust, Inc.	5.44%
Gladstone Commercial Corp.	4.68%
Global Net Lease, Inc.	4.25%
Americold Realty Trust, Inc.	4.07%
Alexandria Real Estate Equities, Inc.	3.93%
Park Hotels & Resorts, Inc.	3.87%
Millrose Properties, Inc.	3.73%
Chiron Real Estate, Inc.	3.70%
CTO Realty Growth, Inc.	3.63%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Innovative Industrial Properties, Inc.	6.50%
Community Healthcare Trust, Inc.	5.44%
Gladstone Commercial Corp.	4.68%
Global Net Lease, Inc.	4.25%
Americold Realty Trust, Inc.	4.07%
Alexandria Real Estate Equities, Inc.	3.93%
Park Hotels & Resorts, Inc.	3.87%
Millrose Properties, Inc.	3.73%
Chiron Real Estate, Inc.	3.70%
CTO Realty Growth, Inc.	3.63%
* Excluding money market fund holdings, if any.

C000086476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Information Technology ETF
Class Name	Invesco S&P SmallCap Information Technology ETF
Trading Symbol	PSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Information Technology ETF	$16	0.29%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[14]
Net Assets	$ 364,190,307
Holdings Count | Holding	71
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$364,190,307
Total number of portfolio holdings	71
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	4.50%
SiTime Corp.	4.16%
Sanmina Corp.	4.04%
Semtech Corp.	3.74%
FormFactor, Inc.	3.66%
Qorvo, Inc.	3.33%
Viavi Solutions, Inc.	3.17%
Viasat, Inc.	2.96%
Enphase Energy, Inc.	2.64%
Mirion Technologies, Inc.	2.56%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
InterDigital, Inc.	4.50%
SiTime Corp.	4.16%
Sanmina Corp.	4.04%
Semtech Corp.	3.74%
FormFactor, Inc.	3.66%
Qorvo, Inc.	3.33%
Viavi Solutions, Inc.	3.17%
Viasat, Inc.	2.96%
Enphase Energy, Inc.	2.64%
Mirion Technologies, Inc.	2.56%
* Excluding money market fund holdings, if any.

C000209113 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 Revenue ETF
Class Name	Invesco S&P SmallCap 600 Revenue ETF
Trading Symbol	RWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 Revenue ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[15]
Net Assets	$ 1,703,396,051
Holdings Count | Holding	599
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,703,396,051
Total number of portfolio holdings	599
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
World Kinect Corp.	2.61%
United Natural Foods, Inc.	2.58%
CarMax, Inc.	1.98%
Adient PLC	1.24%
Group 1 Automotive, Inc.	1.17%
ManpowerGroup, Inc.	1.16%
Asbury Automotive Group, Inc.	1.04%
LKQ Corp.	1.02%
Lincoln National Corp.	1.01%
BrightSpring Health Services, Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
World Kinect Corp.	2.61%
United Natural Foods, Inc.	2.58%
CarMax, Inc.	1.98%
Adient PLC	1.24%
Group 1 Automotive, Inc.	1.17%
ManpowerGroup, Inc.	1.16%
Asbury Automotive Group, Inc.	1.04%
LKQ Corp.	1.02%
Lincoln National Corp.	1.01%
BrightSpring Health Services, Inc.	0.98%
* Excluding money market fund holdings, if any.

C000228444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Class Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Trading Symbol	QVMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[16]
Net Assets	$ 224,350,611
Holdings Count | Holding	537
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$224,350,611
Total number of portfolio holdings	537
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	0.69%
Moog, Inc., Class A	0.68%
CareTrust REIT, Inc.	0.67%
Eastman Chemical Co.	0.61%
Zurn Elkay Water Solutions Corp.	0.57%
Armstrong World Industries, Inc.	0.57%
Sanmina Corp.	0.56%
ESCO Technologies, Inc.	0.55%
Element Solutions, Inc.	0.55%
Brinker International, Inc.	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
InterDigital, Inc.	0.69%
Moog, Inc., Class A	0.68%
CareTrust REIT, Inc.	0.67%
Eastman Chemical Co.	0.61%
Zurn Elkay Water Solutions Corp.	0.57%
Armstrong World Industries, Inc.	0.57%
Sanmina Corp.	0.56%
ESCO Technologies, Inc.	0.55%
Element Solutions, Inc.	0.55%
Brinker International, Inc.	0.55%
* Excluding money market fund holdings, if any.

C000221653 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Next Gen 100 ETF
Class Name	Invesco NASDAQ Next Gen 100 ETF
Trading Symbol	QQQJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ Next Gen 100 ETF	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[17]
Net Assets	$ 900,835,017
Holdings Count | Holding	108
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$900,835,017
Total number of portfolio holdings	108
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	4.61%
Teradyne, Inc.	2.48%
Lumentum Holdings, Inc.	2.46%
eBay, Inc.	2.03%
Kimberly-Clark Corp.	1.83%
Elbit Systems Ltd.	1.76%
United Airlines Holdings, Inc.	1.70%
Fiserv, Inc.	1.68%
FTAI Aviation Ltd.	1.55%
CoreWeave, Inc., Class A	1.52%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Sandisk Corp.	4.61%
Teradyne, Inc.	2.48%
Lumentum Holdings, Inc.	2.46%
eBay, Inc.	2.03%
Kimberly-Clark Corp.	1.83%
Elbit Systems Ltd.	1.76%
United Airlines Holdings, Inc.	1.70%
Fiserv, Inc.	1.68%
FTAI Aviation Ltd.	1.55%
CoreWeave, Inc., Class A	1.52%
* Excluding money market fund holdings, if any.

C000086477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Materials ETF
Class Name	Invesco S&P SmallCap Materials ETF
Trading Symbol	PSCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Materials ETF	$16	0.29%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[18]
Net Assets	$ 18,864,141
Holdings Count | Holding	30
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$18,864,141
Total number of portfolio holdings	30
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Solstice Advanced Materials, Inc.	13.37%
Eastman Chemical Co.	9.24%
Element Solutions, Inc.	8.56%
Sealed Air Corp.	6.61%
Balchem Corp.	6.31%
Celanese Corp.	4.40%
Sensient Technologies Corp.	4.09%
H.B. Fuller Co.	4.08%
Warrior Met Coal, Inc.	3.95%
Materion Corp.	3.88%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Solstice Advanced Materials, Inc.	13.37%
Eastman Chemical Co.	9.24%
Element Solutions, Inc.	8.56%
Sealed Air Corp.	6.61%
Balchem Corp.	6.31%
Celanese Corp.	4.40%
Sensient Technologies Corp.	4.09%
H.B. Fuller Co.	4.08%
Warrior Met Coal, Inc.	3.95%
Materion Corp.	3.88%
* Excluding money market fund holdings, if any.

C000093359 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Property & Casualty Insurance ETF
Class Name	Invesco KBW Property & Casualty Insurance ETF
Trading Symbol	KBWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW Property & Casualty Insurance ETF	$18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[19]
Net Assets	$ 277,109,536
Holdings Count | Holding	27
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$277,109,536
Total number of portfolio holdings	27
Portfolio turnover rate	37%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Chubb Ltd.	9.18%
Travelers Cos., Inc. (The)	8.41%
Marsh & McLennan Cos., Inc.	8.12%
Aon PLC, Class A	7.56%
Progressive Corp. (The)	7.45%
Arch Capital Group Ltd.	4.26%
American International Group, Inc.	4.22%
Hartford Insurance Group, Inc. (The)	4.10%
Allstate Corp. (The)	4.02%
Everest Group Ltd.	3.93%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Chubb Ltd.	9.18%
Travelers Cos., Inc. (The)	8.41%
Marsh & McLennan Cos., Inc.	8.12%
Aon PLC, Class A	7.56%
Progressive Corp. (The)	7.45%
Arch Capital Group Ltd.	4.26%
American International Group, Inc.	4.22%
Hartford Insurance Group, Inc. (The)	4.10%
Allstate Corp. (The)	4.02%
Everest Group Ltd.	3.93%
* Excluding money market fund holdings, if any.

C000096001 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Low Volatility ETF
Class Name	Invesco S&P MidCap Low Volatility ETF
Trading Symbol	XMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[20]
Net Assets	$ 760,031,979
Holdings Count | Holding	83
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$760,031,979
Total number of portfolio holdings	83
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
OGE Energy Corp.	1.85%
Agree Realty Corp.	1.80%
IDACORP, Inc.	1.76%
New Jersey Resources Corp.	1.67%
Spire, Inc.	1.64%
Gaming and Leisure Properties, Inc.	1.60%
TXNM Energy, Inc.	1.58%
ONE Gas, Inc.	1.58%
NNN REIT, Inc.	1.57%
Portland General Electric Co.	1.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
OGE Energy Corp.	1.85%
Agree Realty Corp.	1.80%
IDACORP, Inc.	1.76%
New Jersey Resources Corp.	1.67%
Spire, Inc.	1.64%
Gaming and Leisure Properties, Inc.	1.60%
TXNM Energy, Inc.	1.58%
ONE Gas, Inc.	1.58%
NNN REIT, Inc.	1.57%
Portland General Electric Co.	1.55%
* Excluding money market fund holdings, if any.

C000231951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG S&P 500 Equal Weight ETF
Class Name	Invesco ESG S&P 500 Equal Weight ETF
Trading Symbol	RSPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG S&P 500 Equal Weight ETF	$11	0.20%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[21]
Net Assets	$ 47,578,211
Holdings Count | Holding	185
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$47,578,211
Total number of portfolio holdings	185
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.96%
Corning, Inc.	0.83%
Micron Technology, Inc.	0.81%
Western Digital Corp.	0.80%
Freeport-McMoRan, Inc.	0.77%
Keysight Technologies, Inc.	0.75%
Ball Corp.	0.73%
Lam Research Corp.	0.72%
Newmont Corp.	0.72%
Deere & Co.	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.96%
Corning, Inc.	0.83%
Micron Technology, Inc.	0.81%
Western Digital Corp.	0.80%
Freeport-McMoRan, Inc.	0.77%
Keysight Technologies, Inc.	0.75%
Ball Corp.	0.73%
Lam Research Corp.	0.72%
Newmont Corp.	0.72%
Deere & Co.	0.70%
* Excluding money market fund holdings, if any.

C000228754 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Biotechnology ETF
Class Name	Invesco Nasdaq Biotechnology ETF
Trading Symbol	IBBQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Nasdaq Biotechnology ETF	$11	0.19%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.19%	[22]
Net Assets	$ 75,742,644
Holdings Count | Holding	267
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$75,742,644
Total number of portfolio holdings	267
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	9.61%
Vertex Pharmaceuticals, Inc.	9.30%
Amgen, Inc.	9.12%
Regeneron Pharmaceuticals, Inc.	6.03%
Alnylam Pharmaceuticals, Inc.	3.28%
Insmed, Inc.	2.38%
Biogen, Inc.	2.10%
argenx SE, ADR	1.67%
United Therapeutics Corp.	1.62%
Moderna, Inc.	1.56%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	9.61%
Vertex Pharmaceuticals, Inc.	9.30%
Amgen, Inc.	9.12%
Regeneron Pharmaceuticals, Inc.	6.03%
Alnylam Pharmaceuticals, Inc.	3.28%
Insmed, Inc.	2.38%
Biogen, Inc.	2.10%
argenx SE, ADR	1.67%
United Therapeutics Corp.	1.62%
Moderna, Inc.	1.56%
* Excluding money market fund holdings, if any.

C000228442 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 QVM Multi-factor ETF
Class Name	Invesco S&P 500 QVM Multi-factor ETF
Trading Symbol	QVML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 QVM Multi-factor ETF	$6	0.11%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[23]
Net Assets	$ 1,498,145,742
Holdings Count | Holding	452
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,498,145,742
Total number of portfolio holdings	452
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.51%
Apple, Inc.	7.07%
Alphabet, Inc., Class C	5.52%
Microsoft Corp.	5.41%
Amazon.com, Inc.	3.70%
Broadcom, Inc.	2.65%
Meta Platforms, Inc., Class A	2.53%
Tesla, Inc.	1.94%
Berkshire Hathaway, Inc., Class B	1.75%
Eli Lilly and Co.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.51%
Apple, Inc.	7.07%
Alphabet, Inc., Class C	5.52%
Microsoft Corp.	5.41%
Amazon.com, Inc.	3.70%
Broadcom, Inc.	2.65%
Meta Platforms, Inc., Class A	2.53%
Tesla, Inc.	1.94%
Berkshire Hathaway, Inc., Class B	1.75%
Eli Lilly and Co.	1.64%
* Excluding money market fund holdings, if any.

C000246584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 High Dividend Growers ETF
Class Name	Invesco S&P 500 High Dividend Growers ETF
Trading Symbol	DIVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 High Dividend Growers ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[24]
Net Assets	$ 10,312,266
Holdings Count | Holding	101
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,312,266
Total number of portfolio holdings	101
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
LyondellBasell Industries N.V., Class A	3.81%
Conagra Brands, Inc.	2.29%
Bristol-Myers Squibb Co.	2.25%
Pfizer, Inc.	2.09%
Altria Group, Inc.	1.94%
ONEOK, Inc.	1.88%
AES Corp. (The)	1.83%
Franklin Resources, Inc.	1.82%
Merck & Co., Inc.	1.64%
Chevron Corp.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
LyondellBasell Industries N.V., Class A	3.81%
Conagra Brands, Inc.	2.29%
Bristol-Myers Squibb Co.	2.25%
Pfizer, Inc.	2.09%
Altria Group, Inc.	1.94%
ONEOK, Inc.	1.88%
AES Corp. (The)	1.83%
Franklin Resources, Inc.	1.82%
Merck & Co., Inc.	1.64%
Chevron Corp.	1.56%
* Excluding money market fund holdings, if any.

C000209114 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Ultra Dividend Revenue ETF
Class Name	Invesco S&P Ultra Dividend Revenue ETF
Trading Symbol	RDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P Ultra Dividend Revenue ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[25]
Net Assets	$ 961,372,780
Holdings Count | Holding	61
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$961,372,780
Total number of portfolio holdings	61
Portfolio turnover rate	59%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Bristol-Myers Squibb Co.	5.52%
Chevron Corp.	5.40%
ONEOK, Inc.	5.27%
Target Corp.	5.18%
PBF Energy, Inc., Class A	4.95%
Ford Motor Co.	4.94%
U.S. Bancorp	4.76%
HP, Inc.	4.69%
Truist Financial Corp.	4.67%
Prudential Financial, Inc.	4.33%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bristol-Myers Squibb Co.	5.52%
Chevron Corp.	5.40%
ONEOK, Inc.	5.27%
Target Corp.	5.18%
PBF Energy, Inc., Class A	4.95%
Ford Motor Co.	4.94%
U.S. Bancorp	4.76%
HP, Inc.	4.69%
Truist Financial Corp.	4.67%
Prudential Financial, Inc.	4.33%
* Excluding money market fund holdings, if any.

C000209110 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Revenue ETF
Class Name	Invesco S&P 500 Revenue ETF
Trading Symbol	RWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Revenue ETF	$21	0.39%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%	[26]
Net Assets	$ 8,254,158,521
Holdings Count | Holding	505
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$8,254,158,521
Total number of portfolio holdings	505
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Walmart, Inc.	4.10%
Amazon.com, Inc.	3.23%
McKesson Corp.	2.42%
Exxon Mobil Corp.	2.14%
CVS Health Corp.	2.06%
Apple, Inc.	2.03%
UnitedHealth Group, Inc.	2.00%
Berkshire Hathaway, Inc., Class B	1.97%
Cencora, Inc.	1.81%
Costco Wholesale Corp.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	4.10%
Amazon.com, Inc.	3.23%
McKesson Corp.	2.42%
Exxon Mobil Corp.	2.14%
CVS Health Corp.	2.06%
Apple, Inc.	2.03%
UnitedHealth Group, Inc.	2.00%
Berkshire Hathaway, Inc., Class B	1.97%
Cencora, Inc.	1.81%
Costco Wholesale Corp.	1.64%
* Excluding money market fund holdings, if any.

C000180525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Quality ETF
Class Name	Invesco S&P SmallCap Quality ETF
Trading Symbol	XSHQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Quality ETF	$14	0.29%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[27]
Net Assets	$ 246,841,107
Holdings Count | Holding	123
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$246,841,107
Total number of portfolio holdings	123
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
InterDigital, Inc.	3.40%
Brinker International, Inc.	2.59%
Clear Secure, Inc., Class A	2.31%
Armstrong World Industries, Inc.	2.23%
Installed Building Products, Inc.	1.98%
PJT Partners, Inc., Class A	1.94%
Zurn Elkay Water Solutions Corp.	1.82%
Sanmina Corp.	1.80%
MarketAxess Holdings, Inc.	1.73%
Moelis & Co., Class A	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
InterDigital, Inc.	3.40%
Brinker International, Inc.	2.59%
Clear Secure, Inc., Class A	2.31%
Armstrong World Industries, Inc.	2.23%
Installed Building Products, Inc.	1.98%
PJT Partners, Inc., Class A	1.94%
Zurn Elkay Water Solutions Corp.	1.82%
Sanmina Corp.	1.80%
MarketAxess Holdings, Inc.	1.73%
Moelis & Co., Class A	1.72%
* Excluding money market fund holdings, if any.

C000158245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Concentrated QVM ETF
Class Name	Invesco S&P 500 Concentrated QVM ETF
Trading Symbol	QVMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500 Concentrated QVM ETF (the “Fund”), formerly Invesco S&P 500® Enhanced Value ETF, for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500 Concentrated QVM ETF	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[28]
Net Assets	$ 128,305,971
Holdings Count | Holding	102
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$128,305,971
Total number of portfolio holdings	102
Portfolio turnover rate	95%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Johnson & Johnson	5.22%
Netflix, Inc.	4.75%
Berkshire Hathaway, Inc., Class B	4.71%
Visa, Inc., Class A	4.50%
Apple, Inc.	4.34%
Walmart, Inc.	4.26%
General Electric Co.	4.10%
Mastercard, Inc., Class A	4.06%
Chevron Corp.	3.19%
Lam Research Corp.	2.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Johnson & Johnson	5.22%
Netflix, Inc.	4.75%
Berkshire Hathaway, Inc., Class B	4.71%
Visa, Inc., Class A	4.50%
Apple, Inc.	4.34%
Walmart, Inc.	4.26%
General Electric Co.	4.10%
Mastercard, Inc., Class A	4.06%
Chevron Corp.	3.19%
Lam Research Corp.	2.94%
* Excluding money market fund holdings, if any.

C000086474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Health Care ETF
Class Name	Invesco S&P SmallCap Health Care ETF
Trading Symbol	PSCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Health Care ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[29]
Net Assets	$ 139,763,137
Holdings Count | Holding	80
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$139,763,137
Total number of portfolio holdings	80
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Krystal Biotech, Inc.	4.15%
Glaukos Corp.	4.03%
PTC Therapeutics, Inc.	3.19%
Protagonist Therapeutics, Inc.	3.15%
Teleflex, Inc.	3.14%
Alkermes PLC	2.90%
TransMedics Group, Inc.	2.89%
RadNet, Inc.	2.83%
BrightSpring Health Services, Inc.	2.74%
Merit Medical Systems, Inc.	2.67%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Krystal Biotech, Inc.	4.15%
Glaukos Corp.	4.03%
PTC Therapeutics, Inc.	3.19%
Protagonist Therapeutics, Inc.	3.15%
Teleflex, Inc.	3.14%
Alkermes PLC	2.90%
TransMedics Group, Inc.	2.89%
RadNet, Inc.	2.83%
BrightSpring Health Services, Inc.	2.74%
Merit Medical Systems, Inc.	2.67%
* Excluding money market fund holdings, if any.

C000086471 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Staples ETF
Class Name	Invesco S&P SmallCap Consumer Staples ETF
Trading Symbol	PSCC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Staples ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[30]
Net Assets	$ 36,036,203
Holdings Count | Holding	25
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$36,036,203
Total number of portfolio holdings	25
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Freshpet, Inc.	10.36%
Cal-Maine Foods, Inc.	9.99%
PriceSmart, Inc.	9.84%
WD-40 Co.	8.10%
Chefs' Warehouse, Inc. (The)	6.50%
Andersons, Inc. (The)	4.72%
Interparfums, Inc.	4.65%
United Natural Foods, Inc.	4.65%
Central Garden & Pet Co., Class A	3.98%
Simply Good Foods Co. (The)	3.80%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Freshpet, Inc.	10.36%
Cal-Maine Foods, Inc.	9.99%
PriceSmart, Inc.	9.84%
WD-40 Co.	8.10%
Chefs' Warehouse, Inc. (The)	6.50%
Andersons, Inc. (The)	4.72%
Interparfums, Inc.	4.65%
United Natural Foods, Inc.	4.65%
Central Garden & Pet Co., Class A	3.98%
Simply Good Foods Co. (The)	3.80%
* Excluding money market fund holdings, if any.

C000082591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco CEF Income Composite ETF
Class Name	Invesco CEF Income Composite ETF
Trading Symbol	PCEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco CEF Income Composite ETF	$25	0.49%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[31],[32]
Net Assets	$ 817,751,336
Holdings Count | Holding	111
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$817,751,336
Total number of portfolio holdings	111
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.24%
Nuveen Preferred & Income Opportunities Fund	2.94%
BlackRock Science & Technology Term Trust	2.51%
Nuveen S&P 500 Buy-Write Income Fund	2.49%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.48%
BlackRock Enhanced Equity Dividend Trust	2.39%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.35%
BlackRock Capital Allocation Term Trust	2.30%
Nuveen NASDAQ 100 Dynamic Overwrite Fund	2.18%
Virtus Dividend, Interest & Premium Strategy Fund	2.07%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.24%
Nuveen Preferred & Income Opportunities Fund	2.94%
BlackRock Science & Technology Term Trust	2.51%
Nuveen S&P 500 Buy-Write Income Fund	2.49%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.48%
BlackRock Enhanced Equity Dividend Trust	2.39%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.35%
BlackRock Capital Allocation Term Trust	2.30%
Nuveen NASDAQ 100 Dynamic Overwrite Fund	2.18%
Virtus Dividend, Interest & Premium Strategy Fund	2.07%
* Excluding money market fund holdings, if any.

C000053967 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California AMT-Free Municipal Bond ETF
Class Name	Invesco California AMT-Free Municipal Bond ETF
Trading Symbol	PWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco California AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[33]
Net Assets	$ 1,101,477,840
Holdings Count | Holding	1,087
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,101,477,840
Total number of portfolio holdings	1,087
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.78%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.69%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.65%
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB, 5.00%, 10/01/2055	0.61%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	0.53%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.51%
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB, 5.00%, 04/01/2049	0.47%
San Diego Community College District, Series 2025 A-1, GO Bonds, 5.00%, 08/01/2055	0.45%
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB, 5.00%, 05/01/2045	0.44%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.78%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.69%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.65%
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB, 5.00%, 10/01/2055	0.61%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.57%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	0.53%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.51%
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB, 5.00%, 04/01/2049	0.47%
San Diego Community College District, Series 2025 A-1, GO Bonds, 5.00%, 08/01/2055	0.45%
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB, 5.00%, 05/01/2045	0.44%

C000095998 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Beta ETF
Class Name	Invesco S&P 500® High Beta ETF
Trading Symbol	SPHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Beta ETF	$14	0.25%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.25%	[34]
Net Assets	$ 639,034,437
Holdings Count | Holding	103
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$639,034,437
Total number of portfolio holdings	103
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	1.60%
Coinbase Global, Inc., Class A	1.56%
Micron Technology, Inc.	1.42%
Carvana Co.	1.42%
Dell Technologies, Inc., Class C	1.38%
Tesla, Inc.	1.34%
Constellation Energy Corp.	1.34%
Monolithic Power Systems, Inc.	1.34%
Vistra Corp.	1.33%
Microchip Technology, Inc.	1.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Robinhood Markets, Inc., Class A	1.60%
Coinbase Global, Inc., Class A	1.56%
Micron Technology, Inc.	1.42%
Carvana Co.	1.42%
Dell Technologies, Inc., Class C	1.38%
Tesla, Inc.	1.34%
Constellation Energy Corp.	1.34%
Monolithic Power Systems, Inc.	1.34%
Vistra Corp.	1.33%
Microchip Technology, Inc.	1.32%
* Excluding money market fund holdings, if any.

C000093357 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW High Dividend Yield Financial ETF
Class Name	Invesco KBW High Dividend Yield Financial ETF
Trading Symbol	KBWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco KBW High Dividend Yield Financial ETF	$17	0.35%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[35]
Net Assets	$ 435,184,546
Holdings Count | Holding	42
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$435,184,546
Total number of portfolio holdings	42
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Invesco Mortgage Capital, Inc.	5.12%
Orchid Island Capital, Inc.	4.84%
AGNC Investment Corp.	4.10%
Two Harbors Investment Corp.	4.03%
ARMOUR Residential REIT, Inc.	4.00%
Adamas Trust, Inc.	3.71%
Dynex Capital, Inc.	3.70%
Trinity Capital, Inc., BDC	3.67%
Annaly Capital Management, Inc.	3.44%
MFA Financial, Inc.	3.40%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Invesco Mortgage Capital, Inc.	5.12%
Orchid Island Capital, Inc.	4.84%
AGNC Investment Corp.	4.10%
Two Harbors Investment Corp.	4.03%
ARMOUR Residential REIT, Inc.	4.00%
Adamas Trust, Inc.	3.71%
Dynex Capital, Inc.	3.70%
Trinity Capital, Inc., BDC	3.67%
Annaly Capital Management, Inc.	3.44%
MFA Financial, Inc.	3.40%
* Excluding money market fund holdings, if any.

C000139641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Preferred ETF
Class Name	Invesco Variable Rate Preferred ETF
Trading Symbol	VRP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Variable Rate Preferred ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[36]
Net Assets	$ 2,454,952,119
Holdings Count | Holding	336
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,454,952,119
Total number of portfolio holdings	336
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%,	1.30%
Bank of America Corp., 6.63%,	1.16%
JPMorgan Chase & Co., Series OO, 6.50%,	1.16%
Citigroup, Inc., Series GG, 6.88%,	1.02%
JPMorgan Chase & Co., Series NN, 6.88%,	0.98%
Citigroup, Inc., 6.63%,	0.96%
Bank of America Corp., 6.25%,	0.96%
BP Capital Markets PLC, 4.88%,	0.92%
Goldman Sachs Group, Inc. (The), Series X, 7.50%,	0.89%
Citigroup Capital XIII, Pfd., 10.30% 10/30/2040	0.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%,	1.30%
Bank of America Corp., 6.63%,	1.16%
JPMorgan Chase & Co., Series OO, 6.50%,	1.16%
Citigroup, Inc., Series GG, 6.88%,	1.02%
JPMorgan Chase & Co., Series NN, 6.88%,	0.98%
Citigroup, Inc., 6.63%,	0.96%
Bank of America Corp., 6.25%,	0.96%
BP Capital Markets PLC, 4.88%,	0.92%
Goldman Sachs Group, Inc. (The), Series X, 7.50%,	0.89%
Citigroup Capital XIII, Pfd., 10.30% 10/30/2040	0.99%
* Excluding money market fund holdings, if any.

C000106125 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Financial Data Providers ETF
Class Name	Invesco Bloomberg Financial Data Providers ETF
Trading Symbol	FDIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg Financial Data Providers ETF (the “Fund”), formerly Invesco KBW Regional Banking ETF, for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Financial Data Providers ETF	$19	0.35%
*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[37]
Net Assets	$ 54,821,454
Holdings Count | Holding	34
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$54,821,454
Total number of portfolio holdings	34
Portfolio turnover rate	117%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
CME Group, Inc., Class A	5.52%
Cboe Global Markets, Inc.	5.35%
Deutsche Boerse AG	4.95%
Intercontinental Exchange, Inc.	4.78%
MSCI, Inc.	4.71%
Hong Kong Exchanges & Clearing Ltd.	4.67%
London Stock Exchange Group PLC	4.66%
Moody's Corp.	4.46%
Verisk Analytics, Inc.	4.38%
Equifax, Inc.	4.33%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CME Group, Inc., Class A	5.52%
Cboe Global Markets, Inc.	5.35%
Deutsche Boerse AG	4.95%
Intercontinental Exchange, Inc.	4.78%
MSCI, Inc.	4.71%
Hong Kong Exchanges & Clearing Ltd.	4.67%
London Stock Exchange Group PLC	4.66%
Moody's Corp.	4.46%
Verisk Analytics, Inc.	4.38%
Equifax, Inc.	4.33%
* Excluding money market fund holdings, if any.

C000096299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Loan ETF
Class Name	Invesco Senior Loan ETF
Trading Symbol	BKLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Senior Loan ETF	$32	0.64%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[38],[39]
Net Assets	$ 6,370,450,735
Holdings Count | Holding	166
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$6,370,450,735
Total number of portfolio holdings	166
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
X Corp., Term Loan B , 10.45%, 10/27/2029	1.87%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.69%
athenahealth Group, Inc., Term Loan, 6.42%, 02/15/2029	1.66%
Sedgwick Claims Management Services, Inc., Term Loan, 6.17%, 07/31/2031	1.54%
AI Aqua Merger Sub, Inc., Term Loan B, 6.42%, 07/31/2028	1.44%
Peraton Corp., First Lien Term Loan B, 7.52%, 02/01/2028	1.40%
Ensemble Health Partners, Term Loan B, 6.66%, 01/31/2033	1.39%
Bass Pro Group LLC, Term Loan B, 6.92%, 01/31/2032	1.38%
Dayforce, Inc., Term Loan B, 6.66%, 02/04/2033	1.38%
Hologic, Inc., Term Loan B, 0.00%, 01/14/2033	1.38%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.9%
Baa3	1.1%
Ba1	7.3%
Ba2	3.6%
Ba3	8.0%
B1	15.7%
B2	37.3%
B3	16.4%
Caa1	3.0%
NR	4.7%
Money Market Funds Plus Other Assets Less Liabilities	2.0%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.

Credit Quality Explanation [Text Block]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
X Corp., Term Loan B , 10.45%, 10/27/2029	1.87%
Ultimate Software Group, Inc., First Lien Term Loan, 7.93%, 02/10/2031	1.69%
athenahealth Group, Inc., Term Loan, 6.42%, 02/15/2029	1.66%
Sedgwick Claims Management Services, Inc., Term Loan, 6.17%, 07/31/2031	1.54%
AI Aqua Merger Sub, Inc., Term Loan B, 6.42%, 07/31/2028	1.44%
Peraton Corp., First Lien Term Loan B, 7.52%, 02/01/2028	1.40%
Ensemble Health Partners, Term Loan B, 6.66%, 01/31/2033	1.39%
Bass Pro Group LLC, Term Loan B, 6.92%, 01/31/2032	1.38%
Dayforce, Inc., Term Loan B, 6.66%, 02/04/2033	1.38%
Hologic, Inc., Term Loan B, 0.00%, 01/14/2033	1.38%
* Excluding money market fund holdings, if any.

C000096000 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Low Volatility ETF
Class Name	Invesco S&P SmallCap Low Volatility ETF
Trading Symbol	XSLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Low Volatility ETF	$13	0.25%
*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[40]
Net Assets	$ 240,650,339
Holdings Count | Holding	123
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$240,650,339
Total number of portfolio holdings	123
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
LTC Properties, Inc.	1.28%
Four Corners Property Trust, Inc.	1.27%
Northwest Natural Holding Co.	1.24%
Phillips Edison & Co., Inc.	1.23%
Getty Realty Corp.	1.21%
MGE Energy, Inc.	1.20%
Avista Corp.	1.19%
American States Water Co.	1.14%
Essential Properties Realty Trust, Inc.	1.14%
Chesapeake Utilities Corp.	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
LTC Properties, Inc.	1.28%
Four Corners Property Trust, Inc.	1.27%
Northwest Natural Holding Co.	1.24%
Phillips Edison & Co., Inc.	1.23%
Getty Realty Corp.	1.21%
MGE Energy, Inc.	1.20%
Avista Corp.	1.19%
American States Water Co.	1.14%
Essential Properties Realty Trust, Inc.	1.14%
Chesapeake Utilities Corp.	1.13%
* Excluding money market fund holdings, if any.

C000053051 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Enhanced Fallen Angels ETF
Class Name	Invesco Bloomberg Enhanced Fallen Angels ETF
Trading Symbol	IFLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Bloomberg Enhanced Fallen Angels ETF (the “Fund”), formerly Invesco Fundamental High Yield® Corporate Bond ETF, for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Bloomberg Enhanced Fallen Angels ETF	$25	0.49%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[41]
Net Assets	$ 398,934,286
Holdings Count | Holding	93
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$398,934,286
Total number of portfolio holdings	93
Portfolio turnover rate	117%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
GFL Environmental, Inc., 6.75%, 01/15/2031	4.72%
PacifiCorp, 7.38%, 09/15/2055	4.58%
Vodafone Group PLC, 7.00%, 04/04/2079	4.04%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	3.41%
VF Corp., 2.95%, 04/23/2030	2.63%
Huntsman International LLC, 4.50%, 05/01/2029	2.40%
SES Americom Inc., 5.30%, 03/25/2044	2.34%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054	1.98%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	1.88%
Alcoa Nederland Holding B.V., 4.13%, 03/31/2029	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
GFL Environmental, Inc., 6.75%, 01/15/2031	4.72%
PacifiCorp, 7.38%, 09/15/2055	4.58%
Vodafone Group PLC, 7.00%, 04/04/2079	4.04%
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034	3.41%
VF Corp., 2.95%, 04/23/2030	2.63%
Huntsman International LLC, 4.50%, 05/01/2029	2.40%
SES Americom Inc., 5.30%, 03/25/2044	2.34%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054	1.98%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	1.88%
Alcoa Nederland Holding B.V., 4.13%, 03/31/2029	1.87%
* Excluding money market fund holdings, if any.

C000192788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI USA ETF
Class Name	Invesco MSCI USA ETF
Trading Symbol	PBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI USA ETF	$2	0.04%
*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[42]
Net Assets	$ 10,200,793,126
Holdings Count | Holding	540
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$10,200,793,126
Total number of portfolio holdings	540
Portfolio turnover rate	2%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.21%
Apple, Inc.	6.50%
Microsoft Corp.	4.64%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.04%
Alphabet, Inc., Class C	2.54%
Broadcom, Inc.	2.41%
Meta Platforms, Inc., Class A	2.36%
Tesla, Inc.	1.91%
Eli Lilly and Co.	1.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.21%
Apple, Inc.	6.50%
Microsoft Corp.	4.64%
Amazon.com, Inc.	3.38%
Alphabet, Inc., Class A	3.04%
Alphabet, Inc., Class C	2.54%
Broadcom, Inc.	2.41%
Meta Platforms, Inc., Class A	2.36%
Tesla, Inc.	1.91%
Eli Lilly and Co.	1.42%
* Excluding money market fund holdings, if any.

C000086475 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Industrials ETF
Class Name	Invesco S&P SmallCap Industrials ETF
Trading Symbol	PSCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Industrials ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[43]
Net Assets	$ 180,462,549
Holdings Count | Holding	94
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$180,462,549
Total number of portfolio holdings	94
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Moog, Inc., Class A	3.41%
Primoris Services Corp.	2.90%
JBT Marel Corp.	2.85%
Zurn Elkay Water Solutions Corp.	2.70%
Armstrong World Industries, Inc.	2.66%
ESCO Technologies, Inc.	2.55%
Gates Industrial Corp. PLC	2.53%
Federal Signal Corp.	2.52%
Air Lease Corp., Class A	2.42%
Everus Construction Group, Inc.	2.19%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Moog, Inc., Class A	3.41%
Primoris Services Corp.	2.90%
JBT Marel Corp.	2.85%
Zurn Elkay Water Solutions Corp.	2.70%
Armstrong World Industries, Inc.	2.66%
ESCO Technologies, Inc.	2.55%
Gates Industrial Corp. PLC	2.53%
Federal Signal Corp.	2.52%
Air Lease Corp., Class A	2.42%
Everus Construction Group, Inc.	2.19%
* Excluding money market fund holdings, if any.

C000086469 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Discretionary ETF
Class Name	Invesco S&P SmallCap Consumer Discretionary ETF
Trading Symbol	PSCD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Consumer Discretionary ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[44]
Net Assets	$ 26,129,950
Holdings Count | Holding	89
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$26,129,950
Total number of portfolio holdings	89
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
LKQ Corp.	3.82%
Installed Building Products, Inc.	3.35%
Brinker International, Inc.	2.97%
Mohawk Industries, Inc.	2.94%
CarMax, Inc.	2.86%
Boot Barn Holdings, Inc.	2.60%
Etsy, Inc.	2.44%
Meritage Homes Corp.	2.40%
Champion Homes, Inc.	2.36%
Caesars Entertainment, Inc.	2.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
LKQ Corp.	3.82%
Installed Building Products, Inc.	3.35%
Brinker International, Inc.	2.97%
Mohawk Industries, Inc.	2.94%
CarMax, Inc.	2.86%
Boot Barn Holdings, Inc.	2.60%
Etsy, Inc.	2.44%
Meritage Homes Corp.	2.40%
Champion Homes, Inc.	2.36%
Caesars Entertainment, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000086472 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Energy ETF
Class Name	Invesco S&P SmallCap Energy ETF
Trading Symbol	PSCE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Energy ETF	$17	0.29%
*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.29%	[45]
Net Assets	$ 104,874,396
Holdings Count | Holding	33
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$104,874,396
Total number of portfolio holdings	33
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Archrock, Inc.	7.10%
Noble Corp. PLC	6.53%
SM Energy Co.	6.00%
Magnolia Oil & Gas Corp., Class A	5.84%
California Resources Corp.	5.30%
Liberty Energy, Inc., Class A	5.22%
Kodiak Gas Services, Inc.	5.20%
Core Natural Resources, Inc.	4.82%
Peabody Energy Corp.	4.40%
Cactus, Inc., Class A	4.26%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Archrock, Inc.	7.10%
Noble Corp. PLC	6.53%
SM Energy Co.	6.00%
Magnolia Oil & Gas Corp., Class A	5.84%
California Resources Corp.	5.30%
Liberty Energy, Inc., Class A	5.22%
Kodiak Gas Services, Inc.	5.20%
Core Natural Resources, Inc.	4.82%
Peabody Energy Corp.	4.40%
Cactus, Inc., Class A	4.26%
* Excluding money market fund holdings, if any.

C000221604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 ETF
Class Name	Invesco NASDAQ 100 ETF
Trading Symbol	QQQM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco NASDAQ 100 ETF	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[46]
Net Assets	$ 70,888,036,180
Holdings Count | Holding	105
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$70,888,036,180
Total number of portfolio holdings	105
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.39%
Apple, Inc.	7.61%
Microsoft Corp.	5.69%
Amazon.com, Inc.	4.37%
Tesla, Inc.	3.91%
Meta Platforms, Inc., Class A	3.71%
Alphabet, Inc., Class A	3.53%
Walmart, Inc.	3.36%
Alphabet, Inc., Class C	3.28%
Broadcom, Inc.	2.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.39%
Apple, Inc.	7.61%
Microsoft Corp.	5.69%
Amazon.com, Inc.	4.37%
Tesla, Inc.	3.91%
Meta Platforms, Inc., Class A	3.71%
Alphabet, Inc., Class A	3.53%
Walmart, Inc.	3.36%
Alphabet, Inc., Class C	3.28%
Broadcom, Inc.	2.94%
* Excluding money market fund holdings, if any.

C000209112 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 Revenue ETF
Class Name	Invesco S&P MidCap 400 Revenue ETF
Trading Symbol	RWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 Revenue ETF	$20	0.39%
*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[47]
Net Assets	$ 1,139,739,652
Holdings Count | Holding	396
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,139,739,652
Total number of portfolio holdings	396
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc., Class A	3.19%
Performance Food Group Co.	2.70%
TD SYNNEX Corp.	2.47%
US Foods Holding Corp.	2.02%
American Airlines Group, Inc.	1.89%
Arrow Electronics, Inc.	1.55%
PBF Energy, Inc., Class A	1.34%
Lithia Motors, Inc., Class A	1.21%
Avnet, Inc.	1.19%
Penske Automotive Group, Inc.	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Albertson's Cos., Inc., Class A	3.19%
Performance Food Group Co.	2.70%
TD SYNNEX Corp.	2.47%
US Foods Holding Corp.	2.02%
American Airlines Group, Inc.	1.89%
Arrow Electronics, Inc.	1.55%
PBF Energy, Inc., Class A	1.34%
Lithia Motors, Inc., Class A	1.21%
Avnet, Inc.	1.19%
Penske Automotive Group, Inc.	1.15%
* Excluding money market fund holdings, if any.

C000228443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Class Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Trading Symbol	QVMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P MidCap 400 QVM Multi-factor ETF	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[48]
Net Assets	$ 404,361,085
Holdings Count | Holding	356
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$404,361,085
Total number of portfolio holdings	356
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Lumentum Holdings, Inc.	1.41%
Coherent Corp.	1.09%
Casey's General Stores, Inc.	0.89%
Curtiss-Wright Corp.	0.87%
TechnipFMC PLC	0.87%
Pure Storage, Inc., Class A	0.78%
Woodward, Inc.	0.78%
Royal Gold, Inc.	0.77%
XPO, Inc.	0.76%
Tenet Healthcare Corp.	0.76%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lumentum Holdings, Inc.	1.41%
Coherent Corp.	1.09%
Casey's General Stores, Inc.	0.89%
Curtiss-Wright Corp.	0.87%
TechnipFMC PLC	0.87%
Pure Storage, Inc., Class A	0.78%
Woodward, Inc.	0.78%
Royal Gold, Inc.	0.77%
XPO, Inc.	0.76%
Tenet Healthcare Corp.	0.76%
* Excluding money market fund holdings, if any.

C000229782 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ 100 ETF
Class Name	Invesco ESG NASDAQ 100 ETF
Trading Symbol	QQMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco ESG NASDAQ 100 ETF	$10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[49]
Net Assets	$ 165,605,578
Holdings Count | Holding	93
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$165,605,578
Total number of portfolio holdings	93
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.83%
Apple, Inc.	8.83%
Microsoft Corp.	6.83%
Amazon.com, Inc.	4.79%
Tesla, Inc.	3.88%
Alphabet, Inc., Class A	3.31%
Alphabet, Inc., Class C	3.08%
Netflix, Inc.	2.86%
Broadcom, Inc.	2.76%
Meta Platforms, Inc., Class A	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.83%
Apple, Inc.	8.83%
Microsoft Corp.	6.83%
Amazon.com, Inc.	4.79%
Tesla, Inc.	3.88%
Alphabet, Inc., Class A	3.31%
Alphabet, Inc., Class C	3.08%
Netflix, Inc.	2.86%
Broadcom, Inc.	2.76%
Meta Platforms, Inc., Class A	2.66%
* Excluding money market fund holdings, if any.

C000255422 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI North America Climate ETF
Class Name	Invesco MSCI North America Climate ETF
Trading Symbol	KLMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI North America Climate ETF	$5	0.09%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[50]
Net Assets	$ 1,241,105,948
Holdings Count | Holding	281
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,241,105,948
Total number of portfolio holdings	281
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.80%
Apple, Inc.	6.19%
Microsoft Corp.	4.40%
Amazon.com, Inc.	3.19%
Alphabet, Inc., Class A	3.10%
Broadcom, Inc.	2.28%
Meta Platforms, Inc., Class A	2.26%
Alphabet, Inc., Class C	2.19%
Tesla, Inc.	1.81%
Eli Lilly and Co.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	6.80%
Apple, Inc.	6.19%
Microsoft Corp.	4.40%
Amazon.com, Inc.	3.19%
Alphabet, Inc., Class A	3.10%
Broadcom, Inc.	2.28%
Meta Platforms, Inc., Class A	2.26%
Alphabet, Inc., Class C	2.19%
Tesla, Inc.	1.81%
Eli Lilly and Co.	1.35%
* Excluding money market fund holdings, if any.

C000173134 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Treasury ETF
Class Name	Invesco Short Term Treasury ETF
Trading Symbol	TBLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Short Term Treasury ETF	$4	0.08%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[51]
Net Assets	$ 2,444,154,487
Holdings Count | Holding	86
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$2,444,154,487
Total number of portfolio holdings	86

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 0.00%, 04/09/2026	3.75%
U.S. Treasury Bills, 0.00%, 05/14/2026	3.27%
U.S. Treasury Bills, 0.00%, 04/16/2026	2.60%
U.S. Treasury Bills, 0.00%, 04/02/2026	2.60%
U.S. Treasury Bills, 0.00%, 05/21/2026	2.53%
U.S. Treasury Bills, 0.00%, 05/28/2026	2.53%
U.S. Treasury Bills, 0.00%, 04/21/2026	2.52%
U.S. Treasury Bills, 0.00%, 04/14/2026	2.50%
U.S. Treasury Bills, 0.00%, 04/07/2026	2.48%
U.S. Treasury Bills, 0.00%, 04/30/2026	2.42%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 0.00%, 04/09/2026	3.75%
U.S. Treasury Bills, 0.00%, 05/14/2026	3.27%
U.S. Treasury Bills, 0.00%, 04/16/2026	2.60%
U.S. Treasury Bills, 0.00%, 04/02/2026	2.60%
U.S. Treasury Bills, 0.00%, 05/21/2026	2.53%
U.S. Treasury Bills, 0.00%, 05/28/2026	2.53%
U.S. Treasury Bills, 0.00%, 04/21/2026	2.52%
U.S. Treasury Bills, 0.00%, 04/14/2026	2.50%
U.S. Treasury Bills, 0.00%, 04/07/2026	2.48%
U.S. Treasury Bills, 0.00%, 04/30/2026	2.42%
* Excluding money market fund holdings, if any.

C000149243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000 Equal Weight ETF
Class Name	Invesco Russell 1000 Equal Weight ETF
Trading Symbol	EQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Russell 1000 Equal Weight ETF	$11	0.20%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%	[52]
Net Assets	$ 790,079,642
Holdings Count | Holding	994
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$790,079,642
Total number of portfolio holdings	994
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Lumentum Holdings, Inc.	0.85%
Ciena Corp.	0.65%
Millicom International Cellular S.A.	0.64%
Ubiquiti, Inc.	0.59%
Motorola Solutions, Inc.	0.59%
Iridium Communications, Inc.	0.57%
Verizon Communications, Inc.	0.56%
GCI Liberty, Inc., Class C	0.54%
AT&T, Inc.	0.52%
Liberty Global Ltd., Class A	0.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lumentum Holdings, Inc.	0.85%
Ciena Corp.	0.65%
Millicom International Cellular S.A.	0.64%
Ubiquiti, Inc.	0.59%
Motorola Solutions, Inc.	0.59%
Iridium Communications, Inc.	0.57%
Verizon Communications, Inc.	0.56%
GCI Liberty, Inc., Class C	0.54%
AT&T, Inc.	0.52%
Liberty Global Ltd., Class A	0.51%
* Excluding money market fund holdings, if any.

C000116012 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright SmallCap Momentum ETF
Class Name	Invesco Dorsey Wright SmallCap Momentum ETF
Trading Symbol	DWAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Dorsey Wright SmallCap Momentum ETF	$32	0.60%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%	[53]
Net Assets	$ 386,061,720
Holdings Count | Holding	203
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$386,061,720
Total number of portfolio holdings	203
Portfolio turnover rate	111%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Bel Fuse, Inc., Class B	1.88%
Terns Pharmaceuticals, Inc.	1.58%
Sezzle, Inc.	1.54%
Planet Labs PBC	1.50%
Tutor Perini Corp.	1.49%
Lumentum Holdings, Inc.	1.40%
Kodiak Sciences, Inc.	1.37%
Celcuity, Inc.	1.36%
Graham Corp.	1.32%
Nuvalent, Inc., Class A	1.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Bel Fuse, Inc., Class B	1.88%
Terns Pharmaceuticals, Inc.	1.58%
Sezzle, Inc.	1.54%
Planet Labs PBC	1.50%
Tutor Perini Corp.	1.49%
Lumentum Holdings, Inc.	1.40%
Kodiak Sciences, Inc.	1.37%
Celcuity, Inc.	1.36%
Graham Corp.	1.32%
Nuvalent, Inc., Class A	1.26%
* Excluding money market fund holdings, if any.

C000102793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Class Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Trading Symbol	PFIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Fundamental Investment Grade Corporate Bond ETF	$11	0.22%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[54]
Net Assets	$ 111,009,004
Holdings Count | Holding	790
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$111,009,004
Total number of portfolio holdings	790
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.96%
Bank of America Corp., 3.25%, 10/21/2027	0.81%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.79%
Apple, Inc., 3.35%, 08/08/2032	0.47%
Apple, Inc., 1.65%, 02/08/2031	0.46%
U.S. Bancorp, 1.38%, 07/22/2030	0.44%
Amazon.com, Inc., 2.10%, 05/12/2031	0.40%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
Microsoft Corp., 3.50%, 02/12/2035	0.40%
Amazon.com, Inc., 3.15%, 08/22/2027	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	0.96%
Bank of America Corp., 3.25%, 10/21/2027	0.81%
Exxon Mobil Corp., 2.61%, 10/15/2030	0.79%
Apple, Inc., 3.35%, 08/08/2032	0.47%
Apple, Inc., 1.65%, 02/08/2031	0.46%
U.S. Bancorp, 1.38%, 07/22/2030	0.44%
Amazon.com, Inc., 2.10%, 05/12/2031	0.40%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
Microsoft Corp., 3.50%, 02/12/2035	0.40%
Amazon.com, Inc., 3.15%, 08/22/2027	0.40%
* Excluding money market fund holdings, if any.

C000053968 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New York AMT-Free Municipal Bond ETF
Class Name	Invesco New York AMT-Free Municipal Bond ETF
Trading Symbol	PZT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco New York AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[55]
Net Assets	$ 131,958,765
Holdings Count | Holding	800
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$131,958,765
Total number of portfolio holdings	800
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	1.80%
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, 3.00%, 03/01/2049	0.98%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.96%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.95%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2045	0.93%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2050	0.89%
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB, 5.00%, 07/15/2050	0.89%
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB, 5.25%, 11/01/2055	0.88%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 4.00%, 05/01/2054	0.81%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, 5.00%, 09/01/2054	0.80%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	1.80%
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, 3.00%, 03/01/2049	0.98%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.96%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.95%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2045	0.93%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2050	0.89%
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB, 5.00%, 07/15/2050	0.89%
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB, 5.25%, 11/01/2055	0.88%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 4.00%, 05/01/2054	0.81%
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, 5.00%, 09/01/2054	0.80%

C000053071 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco National AMT-Free Municipal Bond ETF
Class Name	Invesco National AMT-Free Municipal Bond ETF
Trading Symbol	PZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco National AMT-Free Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[56]
Net Assets	$ 3,793,845,140
Holdings Count | Holding	6,065
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,793,845,140
Total number of portfolio holdings	6,065
Portfolio turnover rate	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.15%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.14%
Texas (State of) Water Development Board, Series 2025, RB, 4.75%, 10/15/2055	0.13%
University of California, Series 2025 CC, RB, 5.00%, 05/15/2053	0.12%
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, 5.00%, 02/15/2048	0.12%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 4.00%, 02/15/2047	0.12%
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB, 5.25%, 01/01/2055	0.11%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.11%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.11%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB, 4.00%, 07/01/2050	0.11%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.15%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.14%
Texas (State of) Water Development Board, Series 2025, RB, 4.75%, 10/15/2055	0.13%
University of California, Series 2025 CC, RB, 5.00%, 05/15/2053	0.12%
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, 5.00%, 02/15/2048	0.12%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 4.00%, 02/15/2047	0.12%
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB, 5.25%, 01/01/2055	0.11%
California (State of), Series 2023, Ref. GO Bonds, 4.00%, 09/01/2043	0.11%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.11%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB, 4.00%, 07/01/2050	0.11%

C000053046 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equal Weight 0-30 Year Treasury ETF
Class Name	Invesco Equal Weight 0-30 Year Treasury ETF
Trading Symbol	GOVI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Equal Weight 0-30 Year Treasury ETF	$8	0.15%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[57]
Net Assets	$ 1,070,848,997
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,070,848,997
Total number of portfolio holdings	31
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 2.00%, 02/15/2050	3.34%
U.S. Treasury Bonds, 1.88%, 02/15/2051	3.34%
U.S. Treasury Bonds, 2.25%, 02/15/2052	3.34%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2049	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2047	3.34%
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.34%
U.S. Treasury Bonds, 4.75%, 02/15/2056	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2048	3.33%
U.S. Treasury Bonds, 4.25%, 02/15/2054	3.33%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 2.00%, 02/15/2050	3.34%
U.S. Treasury Bonds, 1.88%, 02/15/2051	3.34%
U.S. Treasury Bonds, 2.25%, 02/15/2052	3.34%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2049	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2047	3.34%
U.S. Treasury Bonds, 4.63%, 02/15/2055	3.34%
U.S. Treasury Bonds, 4.75%, 02/15/2056	3.34%
U.S. Treasury Bonds, 3.00%, 02/15/2048	3.33%
U.S. Treasury Bonds, 4.25%, 02/15/2054	3.33%
* Excluding money market fund holdings, if any.

C000197638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Solar ETF
Class Name	Invesco Solar ETF
Trading Symbol	TAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Solar ETF	$39	0.68%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.68%	[58]
Net Assets	$ 1,570,833,131
Holdings Count | Holding	32
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,570,833,131
Total number of portfolio holdings	32
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Nextpower, Inc., Class A	10.49%
Enlight Renewable Energy Ltd.	7.42%
Enphase Energy, Inc.	7.06%
First Solar, Inc.	6.70%
GCL Technology Holdings Ltd.	5.60%
Doral Group Renewable Energy Resources Ltd.	4.40%
Sunrun, Inc.	4.34%
SolarEdge Technologies, Inc.	4.27%
HA Sustainable Infrastructure Capital, Inc.	4.16%
Solaria Energia y Medio Ambiente S.A.	3.98%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Nextpower, Inc., Class A	10.49%
Enlight Renewable Energy Ltd.	7.42%
Enphase Energy, Inc.	7.06%
First Solar, Inc.	6.70%
GCL Technology Holdings Ltd.	5.60%
Doral Group Renewable Energy Resources Ltd.	4.40%
Sunrun, Inc.	4.34%
SolarEdge Technologies, Inc.	4.27%
HA Sustainable Infrastructure Capital, Inc.	4.16%
Solaria Energia y Medio Ambiente S.A.	3.98%
* Excluding money market fund holdings, if any.

C000174835 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Class Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Trading Symbol	XSHD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap High Dividend Low Volatility ETF	$15	0.30%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[59]
Net Assets	$ 74,053,671
Holdings Count | Holding	62
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$74,053,671
Total number of portfolio holdings	62
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	3.31%
Innovative Industrial Properties, Inc.	3.18%
Arbor Realty Trust, Inc.	2.98%
Kinetik Holdings, Inc., Class A	2.95%
ARMOUR Residential REIT, Inc.	2.94%
Global Net Lease, Inc.	2.83%
Easterly Government Properties, Inc.	2.77%
Redwood Trust, Inc.	2.61%
Universal Health Realty Income Trust	2.43%
Franklin BSP Realty Trust, Inc.	2.37%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	3.31%
Innovative Industrial Properties, Inc.	3.18%
Arbor Realty Trust, Inc.	2.98%
Kinetik Holdings, Inc., Class A	2.95%
ARMOUR Residential REIT, Inc.	2.94%
Global Net Lease, Inc.	2.83%
Easterly Government Properties, Inc.	2.77%
Redwood Trust, Inc.	2.61%
Universal Health Realty Income Trust	2.43%
Franklin BSP Realty Trust, Inc.	2.37%
* Excluding money market fund holdings, if any.

C000158243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Momentum ETF
Class Name	Invesco S&P 500® Momentum ETF
Trading Symbol	SPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® Momentum ETF	$7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[60]
Net Assets	$ 13,441,836,897
Holdings Count | Holding	102
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$13,441,836,897
Total number of portfolio holdings	102
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	9.01%
NVIDIA Corp.	8.88%
Meta Platforms, Inc., Class A	7.66%
JPMorgan Chase & Co.	5.14%
Walmart, Inc.	4.04%
Netflix, Inc.	3.81%
Palantir Technologies, Inc., Class A	3.54%
Visa, Inc., Class A	3.16%
GE Vernova, Inc.	2.70%
General Electric Co.	2.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	9.01%
NVIDIA Corp.	8.88%
Meta Platforms, Inc., Class A	7.66%
JPMorgan Chase & Co.	5.14%
Walmart, Inc.	4.04%
Netflix, Inc.	3.81%
Palantir Technologies, Inc., Class A	3.54%
Visa, Inc., Class A	3.16%
GE Vernova, Inc.	2.70%
General Electric Co.	2.60%
* Excluding money market fund holdings, if any.

C000118892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Dividend Low Volatility ETF
Class Name	Invesco S&P 500® High Dividend Low Volatility ETF
Trading Symbol	SPHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P 500® High Dividend Low Volatility ETF	$16	0.30%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[61]
Net Assets	$ 3,441,147,946
Holdings Count | Holding	52
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,441,147,946
Total number of portfolio holdings	52
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	3.41%
Altria Group, Inc.	3.19%
Conagra Brands, Inc.	3.14%
Pfizer, Inc.	2.94%
Kraft Heinz Co. (The)	2.89%
Amcor PLC	2.80%
Healthpeak Properties, Inc.	2.78%
VICI Properties, Inc.	2.67%
Realty Income Corp.	2.47%
ONEOK, Inc.	2.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Verizon Communications, Inc.	3.41%
Altria Group, Inc.	3.19%
Conagra Brands, Inc.	3.14%
Pfizer, Inc.	2.94%
Kraft Heinz Co. (The)	2.89%
Amcor PLC	2.80%
Healthpeak Properties, Inc.	2.78%
VICI Properties, Inc.	2.67%
Realty Income Corp.	2.47%
ONEOK, Inc.	2.44%
* Excluding money market fund holdings, if any.

C000086470 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Class Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Trading Symbol	PSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco S&P SmallCap Utilities & Communication Services ETF	$15	0.29%
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[62]
Net Assets	$ 14,100,863
Holdings Count | Holding	41
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$14,100,863
Total number of portfolio holdings	41
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.96%
Madison Square Garden Sports Corp., Class A	7.07%
Versant Media Group, Inc.	5.75%
Telephone and Data Systems, Inc.	5.22%
MDU Resources Group, Inc.	5.01%
Otter Tail Corp.	4.23%
TEGNA, Inc.	4.00%
Avista Corp.	3.92%
Clearway Energy, Inc., Class C	3.86%
Chesapeake Utilities Corp.	3.82%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.96%
Madison Square Garden Sports Corp., Class A	7.07%
Versant Media Group, Inc.	5.75%
Telephone and Data Systems, Inc.	5.22%
MDU Resources Group, Inc.	5.01%
Otter Tail Corp.	4.23%
TEGNA, Inc.	4.00%
Avista Corp.	3.92%
Clearway Energy, Inc., Class C	3.86%
Chesapeake Utilities Corp.	3.82%
* Excluding money market fund holdings, if any.

C000054223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate Municipal Income ETF
Class Name	Invesco Floating Rate Municipal Income ETF
Trading Symbol	PVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Floating Rate Municipal Income ETF	$12	0.25%
*	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[63]
Net Assets	$ 31,010,759
Holdings Count | Holding	133
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$31,010,759
Total number of portfolio holdings	133

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.75%, 06/15/2046	4.43%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 1.85%, 07/01/2039	3.87%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 1.25%, 10/01/2039	3.87%
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.60%, 10/15/2041	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 1.40%, 06/01/2046	3.26%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 1.65%, 09/01/2035	3.23%
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds, 1.10%, 08/01/2044	3.23%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, 1.60%, 08/15/2038	2.98%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 1.60%, 12/01/2028	2.58%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 1.10%, 11/01/2036	2.26%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.75%, 06/15/2046	4.43%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 1.85%, 07/01/2039	3.87%
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB, 1.25%, 10/01/2039	3.87%
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.60%, 10/15/2041	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 1.40%, 06/01/2046	3.26%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 1.65%, 09/01/2035	3.23%
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds, 1.10%, 08/01/2044	3.23%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, 1.60%, 08/15/2038	2.98%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 1.60%, 12/01/2028	2.58%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 1.10%, 11/01/2036	2.26%

C000053072 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Taxable Municipal Bond ETF
Class Name	Invesco Taxable Municipal Bond ETF
Trading Symbol	BAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Taxable Municipal Bond ETF	$14	0.28%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[64]
Net Assets	$ 1,062,627,510
Holdings Count | Holding	1,474
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$1,062,627,510
Total number of portfolio holdings	1,474
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.25%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	0.97%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.94%
Illinois (State of), Series 2003, GO Bonds, 5.10%, 06/01/2033	0.91%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.87%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.82%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.79%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	0.77%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.75%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.69%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.25%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	0.97%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.94%
Illinois (State of), Series 2003, GO Bonds, 5.10%, 06/01/2033	0.91%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.87%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.82%
California (State of), Series 2023, GO Bonds, 5.10%, 03/01/2029	0.79%
Board of Regents of the University of Texas System, Series 2010 C, RB, 4.64%, 08/15/2030	0.77%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.75%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds, 4.91%, 05/01/2029	0.69%

C000053049 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Preferred ETF
Class Name	Invesco Preferred ETF
Trading Symbol	PGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Preferred ETF	$25	0.50%
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[65]
Net Assets	$ 3,970,686,299
Holdings Count | Holding	267
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of February 28, 2026)
Fund net assets	$3,970,686,299
Total number of portfolio holdings	267
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.72%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.57%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.47%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.37%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.36%
AT&T, Inc., Series C, Pfd., 4.75%	1.26%
Bank of America Corp., Series GG, Pfd., 6.00%	1.26%
Bank of America Corp., Series KK, Pfd., 5.38%	1.16%
AT&T, Inc., Pfd., 5.35% 11/01/2066	1.11%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.72%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.57%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.47%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.37%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.36%
AT&T, Inc., Series C, Pfd., 4.75%	1.26%
Bank of America Corp., Series GG, Pfd., 6.00%	1.26%
Bank of America Corp., Series KK, Pfd., 5.38%	1.16%
AT&T, Inc., Pfd., 5.35% 11/01/2066	1.11%
Capital One Financial Corp., Series I, Pfd., 5.00%	1.08%
* Excluding money market fund holdings, if any.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[2]	Annualized.
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[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
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